Non-operating income, net (Tables)	12 Months Ended
Mar. 31, 2015
Non-operating income, net [Abstract]
Schedule of Non-operating Income, Net

	Year ended March 31,
	2013	2014	2015
Dividend income from marketable securities	$218	$233	$238
Interest income from available-for-sales securities	718	126	126
Interest income from bank deposits	501	596	535
Unrealized gain (loss) from marketable securities	186	(865)	954
Realized gain from sales of marketable securities	360	—	102
Realized gain from sales of available-for-sales securities, net	102	—	—
Rental income	—	260	600
Others	(29)	29	(2)
Non-operating income, net from continuing operations	$2,056	$379	$2,553